Lease Liabilities - Summary of Maturity Analysis for Lease Liabilities (Detail) € in Thousands	Mar. 31, 2021 EUR (€)
Total contractual cash-flows [member]
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	€ 118,606
Carrying amount [member]
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	96,481
Within 1 year [member] | Total contractual cash-flows [member]
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	7,024
Within 1 to 5 years [member] | Total contractual cash-flows [member]
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	42,525
After 5 years [member] | Total contractual cash-flows [member]
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	€ 69,057